EQUITY ACCOUNTED INVESTMENTS - Investments in Joint Ventures and Associates (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures and associates	$ 22,846		$ 22,846		$ 21,244	$ 19,547
Investments in joint venture			1,519	$ 490
Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in associates accounted for using equity method, Carrying value	994		$ 994		$ 919
Bottom of range | Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)			19.00%		21.00%
Top of range | Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)			47.00%		47.00%
Aggregated individually immaterial joint ventures
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 21,852		$ 21,852		$ 20,325
Aggregated individually immaterial joint ventures | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percentage)			15.00%		15.00%
Aggregated individually immaterial joint ventures | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percentage)			60.00%		65.00%
ANZ Storage
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percentage)	50.00%	50.00%
Investments in joint venture	$ 1,097	$ 1,530